Transamerica 60-40 Allocation VP Investment Strategy - Transamerica 60-40 Allocation VP	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The portfolio is a fund of funds. The portfolio invests its assets in a combination of Transamerica funds (“underlying portfolios”). Transamerica Asset Management, Inc. (the “Investment Manager”) selects the underlying portfolios, and determines the amount invested in each of them, based on the portfolio’s investment objective, and may make changes from time to time without notice and without shareholder approval. Under normal circumstances, the portfolio expects to allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 60% of its net assets in equities and approximately 40% of its net assets in fixed-income. In the short-term, actual asset allocations may vary. Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The underlying portfolios may invest in derivatives such as futures contracts, options and swaps. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios. The portfolio may invest in a limited number of underlying portfolios.